UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
September 30, 2017 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 99.4%
Banks - 4.6%
JPMorgan Chase & Co.	139,400	13,314,094
Wells Fargo & Co.	88,325	4,871,124
		18,185,218
Capital Goods - 1.5%
United Technologies	52,400	6,082,592
Consumer Durables & Apparel - 2.4%
Hermes International	2,677	1,349,574
LVMH Moet Hennessy Louis Vuitton	15,500	4,276,652
NIKE, Cl. B	73,140	3,792,309
		9,418,535
Consumer Services - 1.4%
McDonald's	36,850	5,773,658
Diversified Financials - 8.6%
American Express	73,725	6,669,163
BlackRock	22,050	9,858,334
Intercontinental Exchange	82,550	5,671,185
S&P Global	35,875	5,607,621
State Street	70,425	6,728,404
		34,534,707
Energy - 6.8%
Chevron	88,900	10,445,750
ConocoPhillips	91,700	4,589,585
Exxon Mobil	148,464	12,171,079
		27,206,414
Food & Staples Retailing - 1.0%
Walgreens Boots Alliance	53,800	4,154,436
Food, Beverage & Tobacco - 19.1%
Altria Group	192,300	12,195,666
Anheuser-Busch, ADR	37,800	4,509,540
Coca-Cola	253,025	11,388,655
Constellation Brands, Cl. A	23,100	4,607,295
Nestle, ADR	118,675	9,969,887
PepsiCo	67,275	7,496,453

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Food, Beverage & Tobacco - 19.1% (continued)
Philip Morris International	235,700		26,165,057
			76,332,553
Health Care Equipment & Services - 2.6%
Abbott Laboratories	118,675		6,332,498
UnitedHealth Group	20,500		4,014,925
			10,347,423
Household & Personal Products - 3.5%
Estee Lauder, Cl. A	85,925		9,266,152
Procter & Gamble	51,875		4,719,588
			13,985,740
Insurance - 2.8%
Chubb	79,750		11,368,362
Materials - 1.8%
Air Products & Chemicals	4,925		744,759
Praxair	47,125		6,585,247
			7,330,006
Media - 5.3%
Comcast, Cl. A	252,375		9,711,390
Twenty-First Century Fox, Cl. A	143,111		3,775,268
Walt Disney	78,250		7,713,102
			21,199,760
Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
AbbVie	84,225		7,484,233
Celgene	28,725	[a]	4,188,680
Novartis, ADR	58,325		5,007,201
Novo Nordisk, ADR	151,325	[b]	7,286,299
Roche Holding, ADR	223,400		7,148,800
			31,115,213
Semiconductors & Semiconductor Equipment - 4.9%
ASML Holding	38,650		6,616,880
Texas Instruments	144,775		12,977,631
			19,594,511
Software & Services - 16.6%
Alphabet, Cl. C	13,769	[a]	13,205,986
Automatic Data Processing	19,165		2,095,118
Facebook, Cl. A	120,285	[a]	20,553,098
Microsoft	259,910		19,360,696
VeriSign	18,025	[a,b]	1,917,680

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 16.6% (continued)
Visa, Cl. A	88,200	[b]	9,282,168
			66,414,746
Technology Hardware & Equipment - 5.8%
Apple	149,775		23,083,323
Transportation - 2.9%
Canadian Pacific Railway	32,925	[b]	5,532,388
Union Pacific	52,600		6,100,022
			11,632,410
Total Common Stocks (cost $180,476,600)			397,759,607
Description	Shares		Value ($)
Other Investment - .4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,764,323)	1,764,323	[c]	1,764,323
Description
Investment of Cash Collateral for Securities Loaned - 1.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $7,259,429)	7,259,429	[c]	7,259,429
Total Investments (cost $189,500,352)	101.6%		406,783,359
Liabilities, Less Cash and Receivables	(1.6%)		(6,504,025)
Net Assets	100.0%		400,279,334

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $17,209,917 and the value of the collateral held by the fund was $17,497,516, consisting of cash collateral of $7,259,429 and U.S. Government & Agency securities valued at $10,238,087.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Food, Beverage & Tobacco	19.1
Software & Services	16.6
Diversified Financials	8.6
Pharmaceuticals, Biotechnology & Life Sciences	7.8
Energy	6.8
Technology Hardware & Equipment	5.8
Media	5.3
Semiconductors & Semiconductor Equipment	4.9
Banks	4.6
Household & Personal Products	3.5
Transportation	2.9
Insurance	2.8
Health Care Equipment & Services	2.6
Consumer Durables & Apparel	2.4
Money Market Investments	2.2
Materials	1.8
Capital Goods	1.5
Consumer Services	1.4
Food & Staples Retailing	1.0
101.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	346,062,386	-	-	346,062,386
Equity Securities—
Foreign Common
Stocks†	51,697,221	-	-	51,697,221
Registered Investment
Companies	9,023,752	-	-	9,023,752

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2017, accumulated net unrealized appreciation on investments was $217,283,007, consisting of $217,573,071 gross unrealized appreciation and $290,064 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth and Income Portfolio
September 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Automobiles & Components - 1.5%
Delphi Automotive	3,898		383,563
Goodyear Tire & Rubber	13,672		454,594
Tesla	1,286	[a,b]	438,655
			1,276,812
Banks - 9.4%
Bank of America	51,194		1,297,256
BB&T	9,200		431,848
Citigroup	24,171		1,758,199
JPMorgan Chase & Co.	21,643		2,067,123
PNC Financial Services Group	6,506		876,814
SunTrust Banks	14,049		839,709
U.S. Bancorp	10,807		579,147
			7,850,096
Capital Goods - 7.7%
Fortive	7,978		564,763
Honeywell International	10,280		1,457,087
L3 Technologies	2,646		498,586
PACCAR	6,051		437,729
Quanta Services	10,931	[b]	408,491
Raytheon	7,771		1,449,913
United Technologies	13,778		1,599,350
			6,415,919
Consumer Durables & Apparel - .5%
Newell Brands	10,648		454,350
Consumer Services - .9%
Las Vegas Sands	12,378		794,172
Diversified Financials - 6.0%
American Express	5,097		461,075
Ameriprise Financial	6,581		977,344
Berkshire Hathaway, Cl. B	8,351	[b]	1,530,905
Goldman Sachs Group	2,693		638,753
Synchrony Financial	24,246		752,838
Voya Financial	16,227		647,295
			5,008,210

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Energy - 5.5%
EOG Resources	9,816		949,600
Hess	13,193		618,620
Occidental Petroleum	21,263		1,365,297
Phillips 66	11,580		1,060,844
Schlumberger	8,858		617,934
			4,612,295
Food & Staples Retailing - .8%
Costco Wholesale	4,011		658,967
Food, Beverage & Tobacco - 4.9%
Coca-Cola	12,647		569,241
Coca-Cola European Partners	8,317		346,154
Conagra Brands	12,663		427,250
Kellogg	9,081	[a]	566,382
Kraft Heinz	9,205		713,848
Molson Coors Brewing, Cl. B	4,107		335,295
Monster Beverage	6,159	[b]	340,285
PepsiCo	7,022		782,461
			4,080,916
Health Care Equipment & Services - 5.4%
Abbott Laboratories	8,054		429,761
Aetna	8,144		1,294,977
AmerisourceBergen	3,230		267,282
Boston Scientific	20,387	[b]	594,689
IDEXX Laboratories	1,337	[b]	207,890
UnitedHealth Group	8,715		1,706,833
			4,501,432
Insurance - 2.9%
Allstate	4,595		422,326
American International Group	6,506		399,403
Hartford Financial Services Group	6,080		337,014
Progressive	13,454		651,443
Prudential Financial	5,666		602,409
			2,412,595
Materials - 5.5%
CF Industries Holdings	12,017		422,518
DowDuPont	22,227		1,538,775
Martin Marietta Materials	2,129		439,064
Newmont Mining	13,459		504,847
Nucor	5,076		284,459

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Materials - 5.5% (continued)
Packaging Corporation of America	4,923		564,570
Vulcan Materials	6,983		835,167
			4,589,400
Media - 3.2%
Charter Communications, Cl. A	1,004	[b]	364,874
Comcast, Cl. A	44,695		1,719,864
Omnicom Group	7,812	[a]	578,635
			2,663,373
Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
Biogen	2,103	[b]	658,491
BioMarin Pharmaceutical	2,922	[b]	271,951
Bristol-Myers Squibb	11,925		760,099
Celgene	7,207	[b]	1,050,925
Gilead Sciences	3,885		314,763
Johnson & Johnson	7,047		916,181
Merck & Co.	16,751		1,072,566
Neurocrine Biosciences	4,520	[a,b]	276,986
Zoetis	7,143		455,438
			5,777,400
Real Estate - .7%
Lamar Advertising, Cl. A	4,482	[a,c]	307,151
Uniti Group	21,231	[a,c]	311,246
			618,397
Retailing - 6.0%
Amazon.com	1,797	[b]	1,727,546
Dollar Tree	4,935	[b]	428,457
Home Depot	5,791		947,176
Nordstrom	10,754	[a]	507,051
Priceline Group	480	[b]	878,794
Ulta Beauty	1,797	[b]	406,230
Wayfair, Cl. A	2,572	[b]	173,353
			5,068,607
Semiconductors & Semiconductor Equipment - 4.3%
Broadcom	4,011		972,828
Microchip Technology	3,553	[a]	318,988
NVIDIA	5,161		922,632
Texas Instruments	15,712		1,408,424
			3,622,872

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Software & Services - 16.0%
Activision Blizzard	6,651		429,056
Alphabet, Cl. A	466	[b]	453,753
Alphabet, Cl. C	1,651	[b]	1,583,491
Citrix Systems	5,791	[b]	444,865
Facebook, Cl. A	12,433	[b]	2,124,427
First Data, Cl. A	22,440	[b]	404,818
Fortinet	10,479	[b]	375,567
HubSpot	2,941	[b]	247,191
Microsoft	32,000		2,383,680
Oracle	14,462		699,238
PayPal Holdings	11,512	[b]	737,113
salesforce.com	7,436	[b]	694,671
ServiceNow	3,903	[b]	458,720
Splunk	4,993	[a,b]	331,685
Square, Cl. A	12,268	[b]	353,441
Teradata	9,624	[a,b]	325,195
Twilio, Cl. A	8,038	[a,b]	239,934
Visa, Cl. A	10,649		1,120,701
			13,407,546
Technology Hardware & Equipment - 5.3%
Apple	12,934		1,993,388
Cisco Systems	44,295		1,489,641
Corning	18,798		562,436
Harris	2,779		365,939
			4,411,404
Telecommunication Services - 3.0%
Arista Networks	1,268	[b]	240,425
AT&T	40,614		1,590,850
T-Mobile US	6,472	[b]	399,063
Vodafone Group, ADR	10,717	[a]	305,006
			2,535,344
Transportation - 1.1%
Delta Air Lines	6,705		323,315
Union Pacific	5,036		584,025
			907,340
Utilities - 1.1%
FirstEnergy	22,451		692,164

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Utilities - 1.1% (continued)
NRG Yield, Cl. C	12,093	[a]	233,395
			925,559
Total Common Stocks (cost $62,883,643)			82,593,006
Description	Shares		Value ($)
Other Investment - 1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $1,314,269)	1,314,269	[d]	1,314,269
Description
Investment of Cash Collateral for Securities Loaned - 2.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $1,843,772)	1,843,772	[d]	1,843,772
Total Investments (cost $66,041,684)	102.4%		85,751,047
Liabilities, Less Cash and Receivables	(2.4%)		(2,025,655)
Net Assets	100.0%		83,725,392

ADR—American Depository Receipt

[a]

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $4,393,608 and the value of the collateral held by the fund was $4,485,404, consisting of cash collateral of $1,843,772 and U.S. Government & Agency securities valued at $2,641,632.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	16.0
Banks	9.4
Capital Goods	7.7
Pharmaceuticals, Biotechnology & Life Sciences	6.9
Retailing	6.0
Diversified Financials	6.0
Energy	5.5
Materials	5.5
Health Care Equipment & Services	5.4
Technology Hardware & Equipment	5.3
Food, Beverage & Tobacco	4.9
Semiconductors & Semiconductor Equipment	4.3
Money Market Investments	3.8
Media	3.2
Telecommunication Services	3.0
Insurance	2.9
Automobiles & Components	1.5
Utilities	1.1
Transportation	1.1
Consumer Services	.9
Food & Staples Retailing	.8
Real Estate	.7
Consumer Durables & Apparel	.5
102.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth and Income Portfolio
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	81,941,846	-	-	81,941,846
Equity Securities—
Foreign Common
Stocks†	651,160	-	-	651,160
Registered Investment
Companies	3,158,041	-	-	3,158,041

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2017, accumulated net unrealized appreciation on investments was $19,709,363, consisting of $20,662,792 gross unrealized appreciation and $953,429 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.0%
Australia - 1.0%
Dexus	46,349		345,383
China - 3.4%
Baidu, ADR	2,727	[a]	675,451
China Biologic Products Holdings	5,736	[a]	529,261
			1,204,712
France - 6.9%
BNP Paribas	9,538		769,375
L'Oreal	2,340		497,537
Total	12,575		675,418
Vivendi	21,315		539,614
			2,481,944
Georgia - 1.2%
TBC Bank Group	18,495		411,402
Germany - 13.4%
Bayer	3,519		479,542
Deutsche Post	10,506		467,685
Deutsche Wohnen-BR	8,486		360,261
Hella KGaA Hueck & Co.	10,423		614,404
Infineon Technologies	47,175		1,185,926
LEG Immobilien	5,267		532,801
SAP	5,615		615,122
Telefonica Deutschland Holding	92,076		516,696
			4,772,437
Hong Kong - 3.7%
AIA Group	110,000		811,101
Man Wah Holdings	584,800		524,041
			1,335,142
India - 1.7%
HDFC Bank, ADR	6,211		598,554
Ireland - 3.9%
Allied Irish Banks	100,077		601,456
CRH	21,302		809,811
			1,411,267

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Japan - 26.7%
Don Quijote Holdings	23,100		863,235
Ebara	20,200		670,491
FANUC	2,100		425,319
Invincible Investment	911		376,058
Japan Airlines	16,936		573,137
Japan Tobacco	26,900		881,646
LIXIL VIVA	15,000		249,811
M3	12,800		364,577
Recruit Holdings	20,505		444,085
Seven & i Holdings	8,200		316,632
Skylark	22,400		331,048
SoftBank Group	6,600		532,810
Sony	20,100		747,732
Sugi Holdings	13,300		706,812
Suntory Beverage & Food	11,400		507,567
TechnoPro Holdings	22,100		1,046,816
Topcon	28,100		494,950
			9,532,726
Netherlands - 6.5%
RELX	23,831		507,264
Unilever	10,002		591,538
Wolters Kluwer	26,622		1,230,099
			2,328,901
Norway - 1.3%
DNB	23,035		464,200
Portugal - 1.2%
Galp Energia	23,354		413,891
South Korea - 1.4%
Samsung SDI	2,978		516,116
Switzerland - 6.3%
Credit Suisse Group	41,406	[a]	655,501
Novartis	9,767		836,148
Roche Holding	3,035		774,774
			2,266,423
United Kingdom - 18.4%
Associated British Foods	6,928		296,422
Barclays	242,853		629,204
British American Tobacco	8,971		561,627
Centrica	96,869		242,734

Description	Shares	Value ($)
Common Stocks - 97.0% (continued)
United Kingdom - 18.4% (continued)
Diageo	10,852	356,707
Ferguson	10,540	691,490
GlaxoSmithKline	22,270	444,194
Prudential	18,471	442,178
Royal Bank of Scotland Group	360,188 [a]	1,294,953
Royal Dutch Shell, Cl. B	28,718	882,971
Vodafone Group	266,727	746,279
		6,588,759
Total Common Stocks (cost $29,789,715)		34,671,857
Description
Preferred Stocks - 1.4%
Germany - 1.4%
Volkswagen
(cost $451,269)	3,062	499,416
Description	Shares	Value ($)
Other Investment - 1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $582,305)	582,305 [b]	582,305
Total Investments (cost $30,823,289)	100.0%	35,753,578
Liabilities, Less Cash and Receivables	.0%	(7,060)
Net Assets	100.0%	35,746,518

ADR—American Depository Receipt
BR—Bearer Certificate

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Financial	18.7
Consumer Goods	17.0
Consumer Services	15.9
Industrial	11.3
Technology	9.9
Health Care	8.6
Oil & Gas	5.5
Telecommunications	5.0
Real Estate	4.5
Money Market Investment	1.6
Basic Materials	1.3
Utilities	.7
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks †	34,671,857	-	-	34,671,857
Equity Securities - Foreign
Preferred Stocks †	499,416	-	-	499,416
Registered Investment
Company	582,305	-	-	582,305
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††	-	60,630	-	60,630
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††	-	(85,676)	-	(85,676)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2017 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup
Japanese Yen	117,463,677	United States Dollar	1,046,540	10/13/17	(1,927)
United States Dollar	1,046,540	Australian Dollar	1,326,200	10/13/17	6,436
United States Dollar	6,779	British Pound	5,069	10/2/17	(13)
United States Dollar	134,591	Japanese Yen	15,183,232	10/3/17	(341)
United States Dollar	1,058,874	Japanese Yen	119,100,000	12/15/17	(3,696)
State Street Bank and Trust Co.
Australian Dollar	1,326,200	United States Dollar	1,050,214	10/13/17	(10,110)
Euro	40,601	United States Dollar	47,903	10/2/17	83
Euro	1,163,783	United States Dollar	1,386,480	12/15/17	(4,924)
United States Dollar	1,386,479	British Pound	1,068,000	12/15/17	(48,127)
United States Dollar	3,882	Japanese Yen	436,590	10/4/17	2
United States Dollar	1,050,214	Japanese Yen	117,183,000	10/13/17	8,097
UBS
British Pound	51,712	United States Dollar	69,447	10/2/17	(153)
British Pound	1,068,000	United States Dollar	1,409,863	12/15/17	24,743
United States Dollar	82,494	Euro	69,995	10/2/17	(233)
United States Dollar	1,409,863	Euro	1,169,712	12/15/17	21,269
United States Dollar	1,065,176	British Pound	805,000	12/15/17	(16,152)
Gross Unrealized Appreciation					60,630
Gross Unrealized Depreciation					(85,676)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At September 30, 2017, accumulated net unrealized appreciation on investments was $4,930,289, consisting of $6,837,478 gross unrealized appreciation and $1,907,189 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
September 30, 2017 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 99.5%
Australia - 5.0%
Australia & New Zealand Banking Group	25,530	592,762
BHP Billiton	22,867	462,413
Macquarie Group	10,331	736,782
Woodside Petroleum	20,576	469,669
Woolworths	24,246	479,458
		2,741,084
Belgium - .8%
bpost	14,495	430,858
Brazil - 1.0%
APERAM	10,558	553,169
Denmark - 1.4%
Chr Hansen Holding	8,816	756,107
Finland - .8%
UPM-Kymmene	16,226	439,738
France - 10.8%
Arkema	3,751	459,953
Atos	4,209	652,915
BNP Paribas	16,866	1,360,483
Cie de Saint-Gobain	7,738	461,116
Cie Generale des Etablissements Michelin	3,948	576,265
Orange	62,693	1,026,977
Renault	5,217	512,451
Thales	2,455	277,910
Vinci	6,323	600,838
		5,928,908
Germany - 6.7%
Allianz	4,301	965,577
Continental	1,978	502,039
Deutsche Post	7,078	315,084
Evonik Industries	15,156	541,324
Fresenius & Co.	9,949	802,528
Infineon Technologies	21,155	531,813
		3,658,365

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Hong Kong - 3.1%
AIA Group	138,600		1,021,988
Sun Hung Kai Properties	40,000		649,803
			1,671,791
Italy - 6.9%
Enel	125,774		757,379
Fiat Chrysler Automobiles	38,470	[a]	689,286
Leonardo	32,826		614,930
Moncler	19,777		570,801
Prysmian	9,983		337,211
Telecom Italia	831,412	[a]	778,742
			3,748,349
Japan - 23.3%
Alps Electric	25,800		680,739
Astellas Pharma	31,900		405,820
Chubu Electric Power	33,000		409,696
Daiwa Securities Group	53,000		300,172
Denso	13,400		677,949
Hitachi	146,000		1,028,779
ITOCHU	25,600		419,292
Japan Airlines	13,900		470,395
JTEKT	17,000		235,379
Kandenko	24,000		251,891
KDDI	21,000		553,717
MinebeaMitsumi	22,000		344,101
Mitsubishi Electric	31,800		496,818
Nintendo	2,000		738,680
Recruit Holdings	16,100		348,684
Seven & i Holdings	19,700		760,689
Shionogi & Co.	8,400		459,173
Showa Shell Sekiyu	52,800		607,652
Sony	27,300		1,015,577
Sumitomo Mitsui Financial Group	33,900		1,301,471
Suzuki Motor	14,100		739,553
Zeon	35,000		453,810
			12,700,037
Macau - 1.6%
Sands China	166,800		867,994
Netherlands - 5.2%
ABN AMRO Group	32,720	[b]	979,937

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Netherlands - 5.2% (continued)
Heineken	8,051		795,965
NN Group	24,929		1,043,300
			2,819,202
Norway - .9%
Telenor	24,613		520,413
Portugal - 1.3%
Galp Energia	40,014		709,148
Spain - 3.7%
ACS Actividades de Construccion y
Servicios	13,745		509,366
Banco Santander	215,008		1,501,066
			2,010,432
Sweden - .6%
Volvo, Cl. B	16,638		320,712
Switzerland - 9.6%
ABB	21,088		521,347
Adecco Group	7,036		547,854
Julius Baer Group	16,132	[a]	954,576
Lonza Group	3,023	[a]	792,938
Novartis	13,150		1,125,765
Roche Holding	5,053		1,289,928
			5,232,408
United Kingdom - 16.8%
Anglo American	22,849		410,123
Compass Group	19,270		408,758
Diageo	35,835		1,177,901
Ferguson	6,017		394,753
Imperial Brands	23,145		987,494
Prudential	40,438		968,048
Royal Dutch Shell, Cl. B	24,252		745,658
Shire	14,262		723,926
Smiths Group	14,577		308,038
SSE	57,122		1,069,310
Standard Chartered	80,442	[a]	799,386
Unilever	20,891		1,209,056
			9,202,451

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $47,543,114)	99.5%	54,311,166
Cash and Receivables (Net)	.5%	278,534
Net Assets	100.0%	54,589,700

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities were valued at $979,937 or 1.8% of net assets.

Portfolio Summary (Unaudited)†	Value (%)
Financials	22.9
Industrials	15.0
Consumer Discretionary	12.0
Health Care	10.3
Consumer Staples	9.9
Materials	7.5
Information Technology	6.7
Telecommunication Services	5.3
Energy	4.6
Utilities	4.1
Real Estate	1.2
99.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign Common
Stocks†	54,311,166	-	-	54,311,166
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	-	(101)	-	(101)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2017, accumulated net unrealized appreciation on investments was $6,768,052, consisting of $8,010,977 gross unrealized appreciation and $1,242,925 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Government Money Market
Portfolio
September 30, 2017 (Unaudited)

	Principal
Description	Amount ($)		Value ($)
U.S. Government Agencies - 25.0%
Federal Farm Credit Bank
1.17%, 10/9/17, 1 Month LIBOR+.05%	175,000	[a]	175,098
Federal Home Loan Bank
1.05%, 11/10/17	5,000,000		4,994,167
Federal Home Loan Bank
1.06%, 10/25/17, 1 Month LIBOR-.18%	5,000,000	[a]	5,000,000
1.09%, 10/19/17, 1 Month LIBOR-.14%	10,000,000	[a]	10,000,000
1.11%, 10/17/17, 1 Month LIBOR-.12%	5,000,000	[a]	5,000,000
1.20%, 10/23/17, 1 Month LIBOR-.04%	5,000,000	[a]	5,000,369
1.32%, 11/22/17, 3 Month LIBOR	5,000,000	[a]	5,000,000
Federal National Mortgage Association
1.28%, 12/21/17, 3 Month LIBOR-.05%	5,000,000	[a,b]	5,000,000
Total U.S. Government Agencies
(cost $40,169,634)			40,169,634
U.S. Treasury Notes - 21.8%
U.S. Treasury Notes
1.13% - 1.16%, 2/15/18 - 2/28/18
(cost $34,962,557)	35,000,000		34,962,557
Repurchase Agreements - 52.9%
Bank of Nova Scotia
Tri-Party Agreement thru BNY Mellon, 1.04%, dated
9/29/17, due 10/2/17 in the amount of $37,003,207
(fully collateralized by $37,482,624 U.S. Treasuries
(including strips), 0%-6.13%, due 4/15/18-11/15/45,
value $37,740,000)	37,000,000		37,000,000
BNP Paribas
Tri-Party Agreement thru BNY Mellon, 1.03%, dated
9/29/17, due 10/2/17 in the amount of $26,002,232
(fully collateralized by $28,309,000 U.S. Treasuries,
2.50%, due 5/15/46, value $26,520,071)	26,000,000		26,000,000
Credit Agricole CIB
Tri-Party Agreement thru BNY Mellon, 1.04%, dated
9/29/17, due 10/2/17 in the amount of $22,001,907
(fully collateralized by $21,895,765 U.S. Treasuries
(including strips), 0%-9.13%, due 9/30/17-8/15/47,
value $22,440,000)	22,000,000		22,000,000
Total Repurchase Agreements
(cost $85,000,000)			85,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $160,132,191)	99.7%	160,132,191
Cash and Receivables (Net)	.3%	413,122
Net Assets	100.0%	160,545,313

LIBOR—London Interbank Offered Rate

a	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Government Money Market
Portfolio
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	160,132,191
Level 3 - Significant Unobservable Inputs	-
Total	160,132,191

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio
September 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Automobiles & Components - 1.0%
Visteon	16,401	[a]	2,029,952
Banks - 15.7%
Ameris Bancorp	21,354		1,024,992
Atlantic Capital Bancshares	93,026	[a]	1,688,422
Banner	56,820		3,481,930
FCB Financial Holdings, Cl. A	54,140	[a]	2,614,962
First Interstate BancSystem, Cl. A	82,387		3,151,303
First Merchants	27,220		1,168,555
Great Western Bancorp	81,580		3,367,622
MGIC Investment	388,217	[a]	4,864,359
Midland States Bancorp	29,398		931,329
South State	8,713		784,606
SVB Financial Group	19,868	[a]	3,717,104
Union Bankshares	78,409		2,767,838
Univest Corporation of Pennsylvania	39,144	[b]	1,252,608
			30,815,630
Capital Goods - 2.4%
Simpson Manufacturing	55,980		2,745,259
Tennant	28,514	[b]	1,887,627
			4,632,886
Commercial & Professional Services - 1.5%
Deluxe	27,928		2,037,627
Knoll	45,631		912,620
			2,950,247
Consumer Durables & Apparel - 2.4%
G-III Apparel Group	163,824	[a]	4,754,173
Consumer Services - 5.7%
Houghton Mifflin Harcourt	326,321	[a]	3,932,168
Pinnacle Entertainment	64,997	[a]	1,385,086
Planet Fitness, Cl. A	200,831		5,418,420
Zoe's Kitchen	41,075	[a]	518,777
			11,254,451
Diversified Financials - 10.1%
Capitol Investment Corp. IV	127,394		1,289,227

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Diversified Financials - 10.1% (continued)
Donnelley Financial Solutions	118,999		2,565,618
FNFV Group	98,508	[a]	1,689,412
Green Dot, Cl. A	55,542	[a]	2,753,772
Investment Technology Group	110,986		2,457,230
Raymond James Financial	31,364		2,644,926
SLM	478,320	[a]	5,486,330
TPG Pace Holdings	89,822		924,268
			19,810,783
Energy - 4.0%
Arch Coal, Cl. A	31,019	[b]	2,225,303
Ardmore Shipping	35,451	[a,b]	292,471
GasLog	51,640	[b]	901,118
Oasis Petroleum	114,074	[a]	1,040,355
Scorpio Tankers	270,718		928,563
Select Energy Services, Cl. A	155,919		2,482,231
			7,870,041
Food & Staples Retailing - .5%
US Foods Holding	33,360	[a]	890,712
Health Care Equipment & Services - 3.0%
AxoGen	38,902	[a]	752,754
Brookdale Senior Living	369,916	[a]	3,921,110
Evolent Health, Cl. A	11,753	[a]	209,203
HMS Holdings	47,226	[a]	937,908
			5,820,975
Household & Personal Products - .2%
Avon Products	153,877	[a]	358,533
Insurance - .3%
Landcadia Holdings	60,324	[a]	647,880
Materials - 5.8%
Alamos Gold, Cl. A	39,856		269,427
IAMGOLD	88,676	[a]	540,924
Methanex	105,119	[b]	5,287,486
OMNOVA Solutions	180,576	[a]	1,977,307
US Concrete	42,260	[a,b]	3,224,438
			11,299,582
Media - 4.0%
Nexstar Media Group, Cl. A	63,431	[b]	3,951,751
Sinclair Broadcast Group, Cl. A	123,989		3,973,847
			7,925,598

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
Flexion Therapeutics	115,814	[a,b]	2,800,383
Revance Therapeutics	142,864	[a,b]	3,935,903
Sage Therapeutics	67,126	[a,b]	4,181,950
TherapeuticsMD	965,121	[a]	5,105,490
			16,023,726
Retailing - 2.6%
Lithia Motors, Cl. A	35,246		4,240,446
Office Depot	164,860		748,464
			4,988,910
Semiconductors & Semiconductor Equipment - 2.4%
Microsemi	50,910	[a]	2,620,847
Teradyne	53,241		1,985,357
			4,606,204
Software & Services - 5.6%
Acxiom	115,722	[a]	2,851,390
CommVault Systems	39,018	[a]	2,372,294
Envestnet	21,704	[a]	1,106,904
Silver Spring Networks	66,494	[a]	1,075,208
Square, Cl. A	92,686	[a]	2,670,284
Teradata	29,199	[a]	986,634
			11,062,714
Technology Hardware & Equipment - 12.4%
Ciena	241,291	[a,b]	5,301,163
Infinera	442,831	[a,b]	3,927,911
Methode Electronics	61,366		2,598,850
Sierra Wireless	135,133	[a,b]	2,905,360
Universal Display	7,511		967,792
VeriFone Systems	163,610	[a]	3,318,011
Viavi Solutions	567,606	[a]	5,369,553
			24,388,640
Transportation - 9.7%
Avis Budget Group	135,132	[a,b]	5,143,124
Covenant Transportation Group, Cl. A	36,236	[a]	1,050,119
Knight-Swift Transportation Holdings	180,139	[a]	7,484,775
SkyWest	4,870	[b]	213,793
Werner Enterprises	142,263		5,199,713
			19,091,524

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Utilities - 1.0%
Dynegy	205,286	[a]	2,009,750
Total Common Stocks (cost $154,879,771)			193,232,911
Description	Shares		Value ($)
Other Investment - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $2,338,842)	2,338,842	[c]	2,338,842
Description	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 7.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $13,973,600)	13,973,600	[c]	13,973,600
Total Investments (cost $171,192,213)	106.8%		209,545,353
Liabilities, Less Cash and Receivables	(6.8%)		(13,397,024)
Net Assets	100.0%		196,148,329

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $28,526,260 and the value of the collateral held by the fund was $29,138,518, consisting of cash collateral of $13,973,600 and U.S. Government & Agency securities valued at $15,164,918.

[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banks	15.7
Technology Hardware & Equipment	12.4
Diversified Financials	10.1
Transportation	9.7
Money Market Investments	8.3
Pharmaceuticals, Biotechnology & Life Sciences	8.2
Materials	5.8
Consumer Services	5.7
Software & Services	5.6
Media	4.0
Energy	4.0
Health Care Equipment & Services	3.0
Retailing	2.6
Consumer Durables & Apparel	2.4
Capital Goods	2.4
Semiconductors & Semiconductor Equipment	2.4
Commercial & Professional Services	1.5
Automobiles & Components	1.0
Utilities	1.0
Food & Staples Retailing	.5
Insurance	.3
Household & Personal Products	.2
106.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	183,036,125	-	-	183,036,125
Equity Securities—
Foreign Common
Stocks†	10,196,786	-	-	10,196,786
Registered Investment
Companies	16,312,442	-	-	16,312,442

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2017, accumulated net unrealized appreciation on investments was $38,353,140, consisting of $40,951,035 gross unrealized appreciation and $2,597,895 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2017 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 103.8%
Asset-Backed Certificates - .5%
Starwood Waypoint Homes Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR + .95%	2.20	1/17/35	190,000	[b,c]	190,204
Asset-Backed Ctfs./Auto Receivables - 2.3%
AmeriCredit Automobile Receivables Trust,
Ser. 2014-1, Cl. D	2.54	6/8/20	275,000		276,398
Nissan Auto Receivables Owner Trust,
Ser. 2017-B, Cl. A4	1.95	10/16/23	190,000		189,520
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A3	2.45	12/10/21	40,000	[c]	40,071
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A4	2.76	12/10/24	50,000	[c]	50,125
Santander Drive Auto Receivables Trust,
Ser. 2013-2, Cl. D	2.57	3/15/19	414,443		414,914
					971,028
Commercial Mortgage Pass-Through Ctfs. - 1.6%
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	70,000		73,939
Commercial Mortgage Trust,
Ser. 2015-DC1, Cl. A5	3.35	2/10/48	170,000		173,879
Commercial Mortgage Trust,
Ser. 2017-CD3, Cl. A4	3.63	2/10/50	290,000		302,833
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	100,000	[c]	99,328
					649,979
Consumer Discretionary - 2.3%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	90,000		95,505
21st Century Fox America,
Gtd. Notes	4.75	11/15/46	55,000		58,832
Amazon.com,
Sr. Unscd. Notes	4.05	8/22/47	105,000	[c]	106,624
AMC Networks,
Gtd. Notes	4.75	8/1/25	35,000		35,438
Charter Communications Operating,
Sr. Scd. Notes	5.38	5/1/47	210,000	[c]	218,106
Comcast,
Gtd. Notes	3.15	3/1/26	155,000		155,023
Cox Communications,
Sr. Unscd. Notes	4.60	8/15/47	85,000	[c]	84,835
Newell Brands,
Sr. Unscd. Notes	4.20	4/1/26	95,000		100,106
Time Warner,
Gtd. Debs.	5.35	12/15/43	110,000		118,862
					973,331
Consumer Staples - 1.8%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	115,000		131,403

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 103.8% (continued)
Consumer Staples - 1.8% (continued)
Kraft Heinz Foods,
Gtd. Notes	3.95	7/15/25	155,000		159,848
Kraft Heinz Foods,
Gtd. Notes	6.88	1/26/39	100,000		128,811
Post Holdings,
Gtd. Notes	5.50	3/1/25	130,000	[c]	135,200
Reynolds American,
Gtd. Notes	4.85	9/15/23	185,000		203,241
					758,503
Energy - 4.4%
Cenovus Energy,
Sr. Unscd. Notes	5.25	6/15/37	190,000	[c]	189,037
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/27	75,000	[c]	77,625
Concho Resources,
Gtd. Notes	4.88	10/1/47	30,000		31,342
Energy Transfer,
Sr. Unscd. Notes	4.90	2/1/24	125,000		132,718
Energy Transfer,
Sr. Unscd. Notes	5.15	2/1/43	270,000		264,142
EQT,
Sr. Unscd. Notes	3.00	10/1/22	20,000		20,054
EQT,
Sr. Unscd. Notes	3.90	10/1/27	75,000		75,134
Genesis Energy,
Gtd. Notes	6.75	8/1/22	135,000		138,713
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	235,000		302,525
Marathon Petroleum,
Sr. Unscd. Notes	3.63	9/15/24	150,000		152,932
MPLX LP,
Sr. Unscd. Notes	4.13	3/1/27	70,000		71,379
MPLX LP,
Sr. Unscd. Notes	5.20	3/1/47	60,000		63,023
Petrobras Global Finance,
Gtd. Notes	7.38	1/17/27	115,000		126,845
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	130,000		138,502
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		78,062
					1,862,033
Financials - 14.0%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	230,000	[c]	231,925
AerCap Ireland Capital,
Gtd. Notes	3.50	5/26/22	150,000		153,713
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	135,000		137,206
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	135,000		148,459
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	40,000		43,575
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	225,000		237,833

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 103.8% (continued)
Financials - 14.0% (continued)
Bank of America,
Sr. Unscd. Notes	3.50	4/19/26	125,000		127,292
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	200,000		209,087
Citigroup,
Sr. Unscd. Bonds	3.40	5/1/26	205,000		205,741
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	185,000		205,515
Citigroup,
Sr. Unscd. Notes, 3 Month U.S. T-BILL +
1.45%	3.89	1/10/28	120,000	[b]	123,283
Citigroup,
Sub. Notes	4.75	5/18/46	145,000		158,179
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	250,000		254,007
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	274,000		298,060
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	[c]	120,179
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	60,000	[c]	62,371
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1, 3 Month LIBOR +
0.83%	2.14	3/12/19	315,000	[b]	316,575
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	105,000		106,433
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR + 1.10%	2.42	11/15/18	245,000	[b]	247,257
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR + 1.60%	2.92	11/29/23	230,000	[b]	238,680
JPMorgan Chase & Co.,
Sub. Notes	4.25	10/1/27	205,000		217,051
JPMorgan Chase & Co.,
Sub. Notes	3.63	12/1/27	305,000		306,210
KeyBank,
Sr. Unscd. Bonds	2.50	11/22/21	250,000		251,801
Lloyds Banking Group,
Sub. Notes	4.65	3/24/26	205,000		217,045
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	100,000		110,994
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	65,000		67,900
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	220,000	[c]	245,536
Principal Financial Group,
Gtd. Notes	4.30	11/15/46	90,000		94,004
Prudential Financial,
Jr. Sub. Notes, 3 Month LIBOR + 4.18%	5.88	9/15/42	240,000	[b]	266,100
Quicken Loans,
Gtd. Notes	5.75	5/1/25	140,000	[c]	147,700
Visa,
Sr. Unscd. Notes	3.15	12/14/25	110,000		112,734
Wells Fargo & Co.,
Sr. Unscd. Notes	3.07	1/24/23	110,000		111,922

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 103.8% (continued)
Financials - 14.0% (continued)
Wells Fargo & Co.,
Sub. Notes		4.30	7/22/27	95,000		100,574
						5,874,941
Foreign/Governmental - 9.3%
Argentine Government,
Bonds	ARS	21.20	9/19/18	3,715,000		213,870
Argentine Government,
Sr. Unscd. Bonds		6.88	1/26/27	95,000		102,743
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	275,000	[d]	120,812
Buenos Aires Province,
Unscd. Bonds, BADLAR + 3.83%	ARS	24.50	5/31/22	2,400,000	[b]	143,354
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	54,500,000	[e]	504,393
Japanese Government,
Sr. Unscd.Bonds, Ser. 21	JPY	0.10	3/10/26	164,000,000	[e]	1,520,288
Mexican Government,
Bonds, Ser. M	MXN	5.75	3/5/26	2,705,000		138,656
Mexican Government,
Sr. Unscd. Notes		4.15	3/28/27	200,000		210,460
Mexican Government,
Sr. Unscd. Notes		4.75	3/8/44	90,000		92,970
Portuguese Government,
Sr. Unscd. Bonds	EUR	2.88	7/21/26	160,000		199,954
Senegalese Government,
Unscd. Notes		6.25	5/23/33	200,000	[c]	206,258
Turkish Government,
Bonds	TRY	11.00	2/24/27	710,000		203,360
Uruguayan Government,
Sr. Unscd. Notes		4.38	10/27/27	150,000		161,944
Uruguayan Government,
Sr. Unscd.Bonds	UYU	8.50	3/15/28	2,900,000	[c]	103,591
						3,922,653
Health Care - 3.4%
Abbott Laboratories,
Sr. Unscd. Notes		4.90	11/30/46	120,000		134,492
AbbVie,
Sr. Unscd. Notes		3.20	5/14/26	135,000		135,467
Aetna,
Sr. Unscd. Notes		2.80	6/15/23	265,000		266,671
AmerisourceBergen,
Sr. Unscd. Notes		3.25	3/1/25	95,000		96,074
Gilead Sciences,
Sr. Unscd. Notes		3.65	3/1/26	55,000		57,470
Gilead Sciences,
Sr. Unscd. Notes		4.75	3/1/46	80,000		90,140
HCA,
Gtd. Notes		5.38	2/1/25	135,000		142,594
Medtronic,
Gtd. Notes		4.63	3/15/45	90,000		102,626
Mylan,
Gtd. Notes		3.15	6/15/21	140,000		142,542
Shire Acquisitions Investments Ireland,
Gtd. Notes		2.88	9/23/23	135,000		134,467

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 103.8% (continued)
Health Care - 3.4% (continued)
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/45	115,000		133,348
					1,435,891
Industrials - 2.4%
BAE Systems Holdings,
Gtd. Notes	3.85	12/15/25	100,000	[c]	103,865
CSX,
Sr. Unscd. Notes	2.60	11/1/26	175,000		167,344
FedEx,
Gtd. Notes	4.40	1/15/47	125,000		130,399
General Electric,
Sr. Unscd. Notes, 3 Month LIBOR + 0.51%	1.81	1/14/19	360,000	[b]	362,064
United Rentals North America,
Gtd. Notes	5.75	11/15/24	125,000		133,125
Waste Management,
Gtd. Notes	4.10	3/1/45	110,000		116,631
					1,013,428
Information Technology - 1.3%
Broadcom,
Gtd. Notes	3.00	1/15/22	190,000	[c]	193,481
Dell International,
Sr. Scd. Notes	6.02	6/15/26	110,000	[c]	122,321
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/22	70,000		74,656
Oracle,
Sr. Unscd. Notes	2.65	7/15/26	140,000		137,352
					527,810
Materials - 2.5%
Ardagh Packaging Finance Holdings,
Gtd. Notes	6.00	2/15/25	200,000	[c]	212,250
Chemours,
Gtd. Notes	5.38	5/15/27	35,000		36,488
Dow Chemical,
Sr. Unscd. Notes	3.50	10/1/24	195,000		201,346
Equate Petrochemical,
Gtd. Notes	3.00	3/3/22	200,000	[c]	198,775
Glencore Funding,
Gtd. Notes	4.63	4/29/24	165,000	[c]	175,147
LYB International Finance,
Gtd. Bonds	4.00	7/15/23	120,000		127,092
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	110,000	[f]	114,338
					1,065,436
Municipal Bonds - 2.6%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		500,133
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	305,000		315,056
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		257,592
					1,072,781

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 103.8% (continued)
Telecommunications - 2.0%
AT&T,
Sr. Unscd. Notes	4.90	8/14/37	305,000		309,558
AT&T,
Sr. Unscd. Notes	5.45	3/1/47	205,000		217,541
Rogers Communications,
Gtd. Notes	4.10	10/1/23	80,000		85,217
Verizon Communications,
Sr. Unscd. Notes	3.38	2/15/25	159,000	[c]	160,076
Zayo Group,
Gtd. Notes	5.75	1/15/27	75,000	[c]	79,688
					852,080
U.S. Government Agencies Mortgage-Backed - 26.0%
Federal Home Loan Mortgage Corp.:
4.00%			2,135,000	[g,h]	2,247,421
3.00%, 11/1/46			336,698	[h]	338,076
3.50%, 8/1/45			193,709	[h]	200,771
5.50%, 5/1/40			8,841	[h]	9,745
Federal National Mortgage Association:
3.00%, 11/1/30			1,088,946	[h]	1,119,964
3.19%, 3/1/27			1,012,550	[h]	1,042,117
3.50%, 5/1/30-11/1/45			2,747,773	[h]	2,846,407
4.50%, 10/1/40			652,527	[h]	704,919
5.00%, 3/1/21-10/1/33			381,662	[h]	415,450
7.00%, 6/1/29-9/1/29			16,330	[h]	17,163
Government National Mortgage Association I:
5.50%, 4/15/33			283,477		322,687
Government National Mortgage Association II:
3.00%, 10/20/45-11/20/45			1,656,694		1,681,665
7.00%, 9/20/28-7/20/29			3,538		4,150
					10,950,535
U.S. Government Securities - 25.9%
U.S. Treasury Bonds	4.50	2/15/36	545,000	[f]	700,804
U.S. Treasury Bonds	2.50	2/15/46	750,000		697,324
U.S. Treasury Bonds	2.75	8/15/47	155,000		151,552
U.S. Treasury Floating Rate Notes	1.11	7/31/19	2,000,000	[b]	2,000,454
U.S. Treasury Inflation Protected Securities,
Notes	0.13	4/15/21	2,272,314	[i]	2,279,082
U.S. Treasury Inflation Protected Securities,
Notes	0.63	1/15/26	808,738	[i]	819,658
U.S. Treasury Notes	1.50	4/15/20	1,215,000		1,212,769
U.S. Treasury Notes	1.50	8/15/20	245,000	[f]	244,249
U.S. Treasury Notes	1.75	6/30/22	1,180,000	[f]	1,171,196
U.S. Treasury Notes	1.88	7/31/22	1,605,000		1,601,176
U.S. Treasury Notes	2.25	8/15/27	30,000	[f]	29,786
					10,908,050
Utilities - 1.5%
Dominion Energy,
Sr. Unscd. Notes, Ser. D	2.85	8/15/26	165,000	[f]	159,076

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 103.8% (continued)
Utilities - 1.5% (continued)
Exelon Generation,
Sr. Unscd. Notes		6.25	10/1/39	85,000		93,860
Kentucky Utilities,
First Mortgage Bonds		4.38	10/1/45	80,000		86,805
Louisville Gas & Electric,
First Mortgage Bonds		4.38	10/1/45	90,000		97,665
Nevada Power,
Mortgage Notes, Ser. R		6.75	7/1/37	150,000		205,354
						642,760
Total Bonds and Notes
(cost $42,996,145)						43,671,443

Description Description/Number of	Exercise		Expiration	Notional
Contract/Counterparty		Price	Date	Amount ($)[a]		Value ($)
Options Purchased - .0%
Call Options - .0%
Hungarian Forint Cross Currency,
Contracts 275 JP Morgan Chase Bank	PLN 72.00		11/2017	275,000		755
South African Rand Cross Currency,
Contracts 215 JP Morgan Chase Bank	TRY	3.85	11/2017	215,000		599
						1,354
Put Options - .0%
British Pound Cross Currency,
Contracts 50 Citigroup	EUR	0.90	11/2017	50,000		1,201
Japanese Yen Cross Currency,
Contracts 195 Goldman Sachs
International	CAD 86.00		10/2017	195,000		5
						1,206
Total Options Purchased
(cost $3,309)						2,560
		Yield at
		Date of	Maturity	Principal
Description	Purchase (%)		Date	Amount ($)[a]		Value ($)
Short-Term Investments - .1%
U.S. Treasury Bills
(cost $59,722)		1.10	3/1/18	60,000	[j]	59,721
Description				Shares		Value ($)
Other Investment - 2.2%
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $937,564)				937,564	[k]	937,564
Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Company;
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares
(cost $238,590)				238,590	[k]	238,590

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $44,235,330)	106.7%	44,909,878
Liabilities, Less Cash and Receivables	(6.7%)	(2,831,502)
Net Assets	100.0%	42,078,376

BADLAR—Buenos Aires Interbank Offer Rate
GO—General Obligation
LIBOR—London Interbank Offered Rate

ARS—Argentine Peso
CAD—Canadian Dollar
EUR—Euro
JPY—Japanese Yen
MXN—Mexican Peso
PLN—Polish Zloty
TRY—Turkish Lira
UYU—Uruguayan Peso

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]	Variable rate security—rate shown is the interest rate in effect at period end.
[c]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities were valued at $3,554,318 or 8.45% of net assets.

[d]	Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
[e]	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f

Security, or portion thereof, on loan. At September 30, 2017, the value of the fund’s securities on loan was $1,448,012 and the value of the collateral held by the fund was $1,500,303, consisting of cash collateral of $238,590 and U.S. Government & Agency securities valued at $1,261,713.

[g]	Purchased on a forward commitment basis.
[h]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[i]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[j]	Held by or on behalf of a counterparty for open futures contracts.
[k]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government and Agencies/Mortgage-Backed	51.9
Corporate Bonds	35.7
Foreign/Governmental	9.3
Short-Term/Money Market Investments	2.9
Asset-Backed	2.8
Municipal Bonds	2.6
Commercial Mortgage-Backed	1.5
Options Purchased	.0
106.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2017 (Unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	1,161,232	-	1,161,232
Commercial
Mortgage-Backed	-	649,979	-	649,979
Corporate Bonds†	-	15,006,213	-	15,006,213
Foreign Government	-	3,922,653	-	3,922,653
Municipal Bonds†	-	1,072,781	-	1,072,781
Registered Investment Companies	1,176,154	-	-	1,176,154
U.S. Government Agencies/
Mortgage-Backed	-	10,950,535	-	10,950,535
U.S. Treasury	-	10,967,771	-	10,967,771
Other Financial Instruments:
Futures††	55,664	-	-	55,664
Forward Foreign Currency
Exchange Contracts††	-	35,166	-	35,166
Options Purchased	-	2,560	-	2,560
Liabilities ($)
Other Financial Instruments:
Futures††	(33,004)	-	-	(33,004)
Forward Foreign Currency
Exchange Contracts††	-	(28,695)	-	(28,695)
Options Written	-	(2,799)	-	(2,799)
Swaps††	-	(37,407)	-	(37,407)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2017 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount ($) [a]		Value ($)
Call Options:
British Pound Cross Currency
November 2017 @ GBP 0.945	Citigroup	50	50,000	EUR	(24)
Colombian Peso	Morgan Stanley
October 2017 @ COP 3,200	Capital Services	75	75,000		(21)
Japanese Yen Cross Currency	Goldman Sachs
October 2017 @ JPY 90	International	195	195,000	CAD	(966)
Russian Ruble	Morgan Stanley
October 2017 @ RUB 63	Capital Services	75	75,000		(21)
South African Rand	Morgan Stanley
October 2017 @ ZAR 14.5	Capital Services	75	75,000		(7)
South African Rand	Morgan Stanley
December 2017 @ ZAR 14.5	Capital Services	60	60,000		(940)
South Korean Won	Morgan Stanley
December 2017 @ KRW 1,200	Capital Services	65	65,000		(401)
Put Options:
Hungarian Forint Cross Currency	JP Morgan Chase
November 2017 @ HUF 69.5	Bank	275	275,000	PLN	(69)
South African Rand	JP Morgan Chase
November 2017 @ ZAR 3.64	Bank	215	215,000	TRY	(350)
Total Options Written
(premiums received $7,333)					(2,799)

[a]	Notional amount stated in U.S. Dollars unless otherwise indicated.

CAD—Canadian Dollar
EUR—Euro
PLN—Polish Zloty
TRY—Turkish Lira

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2017 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of America
United States Dollar	124,413	Thai Baht	4,133,000	11/13/17	427
Barclays Bank
Czech Koruna	1,570,000	United States Dollar	70,660	11/13/17	932
South African Rand	290,000	United States Dollar	21,714	11/13/17	(453)
United States Dollar	70,661	Euro	60,311	11/13/17	(796)
Citigroup
Argentine Peso	795,000	United States Dollar	43,609	10/11/17	1,999
Argentine Peso	2,185,000	United States Dollar	121,524	11/13/17	1,533
Chilean Peso	50,940,000	United States Dollar	78,612	11/13/17	898
Indonesian Rupiah	1,663,575,000	United States Dollar	124,329	11/13/17	(1,311)
Indian Rupee	3,970,000	United States Dollar	61,275	11/13/17	(837)
Malaysian Ringgit	325,000	United States Dollar	75,441	11/13/17	1,394
Turkish Lira	160,000	United States Dollar	44,400	11/13/17	(103)
United States Dollar	585,344	Euro	489,000	10/31/17	6,378
United States Dollar	111,683	Philippine Peso	5,800,000	11/13/17	(2,207)
United States Dollar	422,353	Swedish Krona	3,365,000	10/31/17	8,459
Goldman Sachs International
Colombian Peso	224,815,000	United States Dollar	75,113	11/14/17	1,007
United States Dollar	2,355,268	Japanese Yen	264,430,000	10/31/17	1,543
United States Dollar	115,706	South African Rand	1,544,000	11/13/17	2,512
HSBC
British Pound	60,000	United States Dollar	81,437	10/31/17	(952)
Norwegian Krone	1,225,000	United States Dollar	156,963	10/31/17	(3,044)
Swedish Krona	4,835,000	United States Dollar	609,500	10/31/17	(14,797)
JP Morgan Chase Bank
Peruvian New Sol	310,000	United States Dollar	94,914	11/13/17	(110)
Polish Zloty	450,000	United States Dollar	123,480	11/13/17	(162)
Singapore Dollar	120,000	United States Dollar	89,790	11/13/17	(1,278)
Turkish Lira	275,000	United States Dollar	76,224	11/13/17	(89)
United States Dollar	77,043	Canadian Dollar	95,000	10/31/17	890
United States Dollar	125,145	Hong Kong Dollars	970,000	1/12/18	649
United States Dollar	123,101	Hungarian Forint	31,730,000	11/13/17	2,552
United States Dollar	112,997	South Korean Won	128,550,000	11/13/17	697
United States Dollar	248,263	Taiwan Dollar	7,505,000	11/13/17	217
UBS
Czech Koruna	6,645,000	United States Dollar	299,933	11/13/17	3,079
United States Dollar	299,933	Euro	255,305	11/13/17	(2,556)
Gross Unrealized Appreciation					35,166
Gross Unrealized Depreciation					(28,695)

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by

NOTES

collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the

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obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

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Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at September 30, 2017 are set forth in the Statement of Swap Agreements.

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At September 30, 2017, accumulated net unrealized appreciation on investments was $679,082, consisting of $965,181 gross unrealized appreciation and $286,099 gross unrealized depreciation.

At September 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)